Nature of operations and going concern (Details) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 CAD ($)
Nature of operations and going concern
Working capital	$ (148,000)
Cash	422,283	$ 106,653	$ 220,426	$ 95,200	$ 63,615	$ 48,234	$ 43,455
Warrant liability	225,000	67,852
Accumulated deficit	(766,775)	(598,317)
Loss incurred	$ (169,012)	$ (86,343)
Double Zero Capital LP
Nature of operations and going concern
Ownership percentage held an interest	15.90%	0.00%	15.90%	15.90%	0.00%	0.00%
OR Royalties, Inc.
Nature of operations and going concern
Ownership percentage held an interest	13.10%	24.40%	13.10%	13.10%	24.40%	24.40%